AFFILIATE AND RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of related party transactions
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Revenue	$986	$720	$1,380	$720
Operating expenses:
Programming and other direct costs	$(1,196)	$(642)	$(3,026)	$(642)
Other operating expenses, net	(28,332)	(8,056)	(73,263)	(13,056)
Operating expenses, net	(29,528)	(8,698)	(76,289)	(13,698)

Interest expense (a)	—	(48,617)	(90,405)	(53,922)
Loss on extinguishment of debt and write-off of deferred financing costs	—	—	(513,723)	—
Net charges	$(28,542)	$(56,595)	$(679,037)	$(66,900)
Capital Expenditures	$72,185	$—	$98,234	$—

(a)	See Note 9 for a discussion of interest expense related to notes payable to affiliates and related parties of $90,405 for the nine months ended September 30, 2017.
Aggregate amounts that were due from and due to related parties are summarized below:

	September 30, 2017	December 31, 2016
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	4,177	6,114
Altice Management Americas (b)	615	3,117
i24NEWS (b)	3,373	—
Other Altice N.V. subsidiaries (b)	37	—
	$21,153	$22,182
Due to:
CVC 3BV (c)	—	71,655
Neptune Holdings US LP (c)	—	7,962
Altice Management International (d)	—	44,121
ATS (b)(e)	22,541	—
Newsday (b)	103	275
Other Altice N.V. subsidiaries (f)	6,358	3,350
	$29,002	$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday and ATS, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents distributions payable to stockholders.

(d)	Amounts payable as of December 31, 2016 primarily represent amounts due for equipment purchases and software development services discussed above.

(e)	Represents amounts due to ATS for construction, maintenance, and installation services, net of charges to ATS pursuant to the TSA. See discussion above.

(f)	Represents amounts due to affiliates for services provided to the Company.

        The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday for the year ended December 31, 2016:

Revenue	$1,086

Operating expenses:
Programming and other direct costs	$(1,947)
Other operating expenses	(18,854)

Operating expenses, net	(20,801)

Interest expense(a)	(112,712)

Net charges	$(132,427)

Capital Expenditures	$45,886

(a)

See Note 9 for a discussion of interest expense related to notes payable to affiliates and related parties of $102,557, as well as for interest expense of $10,155 related to the Holdco Notes prior to the exchange.

        Aggregate amounts that were due from and due to related parties at December 31, 2016 is summarized below:

Due from:
Altice US Finance S.A.(a)	$12,951
Newsday(b)	6,114
Altice Management Americas(b)	3,117

$22,182

Due to:
CVC 3BV(c)	71,655
Neptune Holdings US LP(c)	7,962
Altice Management International(d)	44,121
Newsday(b)	275
Other Altice subsidiaries(b)	3,350

$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.
(b)	Represents amounts paid by the Company on behalf of the respective related party and/or the net amounts due from the related party for services provided.
(c)	Represents distributions payable to shareholders.
(d)	Represents amounts due for equipment purchases and software development services discussed above.